Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 30,771	$ 27,900
Cost of revenue	(24,845)	(22,103)
Gross profit	5,926	5,797
Operating cost and expenses:
Selling and distribution	(831)	(684)
General and administrative	(3,993)	(3,314)
Total operating cost and expenses	(4,824)	(3,998)
Income from operations	1,102	1,799
Other income (expense):
Interest income	30	3
Interest expense	(705)	(521)
Government grant	29	45
Gain (loss) on disposal of property and equipment	10	(3)
Foreign exchange (loss) gain, net	(210)	372
Other income	73	91
Total other expense, net	(773)	(13)
Income before income taxes	329	1,786
Income tax expense	(86)	(110)
NET INCOME	243	1,676
Other comprehensive loss:
Foreign currency translation adjustment	975	(168)
TOTAL COMPREHENSIVE INCOME	1,218	1,508
Less: Net income attributable to non-controlling interest		(82)
NET INCOME ATTRIBUTABLE TO THE CONTROLLING SHAREHOLDER	$ 1,218	$ 1,426
Net income per share
Net income loss per share- basic	$ 0.02	$ 0.19
Net income loss per share- diluted	$ 0.02	$ 0.19
Weighted average number of ordinary shares outstanding, Basic	16,170	9,000
Weighted average number of ordinary shares outstanding, Diluted	16,170	9,000